Statements of Stockholders' (Deficit) Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive (Loss) Income	Common Stock Held in Treasury
Beginning Balance at Dec. 31, 2007	$ (13,674)	$ 306	$ 399,282	$ (409,300)	$ (10)	$ (3,952)
Beginning Balance, shares at Dec. 31, 2007		30,626,660				289,732
Net loss	(24,388)			(24,388)
Unrealized loss on investments	10				10
Comprehensive loss	(24,378)
Sale of common stock under exercise of options	13		13
Sale of common stock under exercise of options, shares		4,150
Stock based compensation expense for employees	1,011		1,011
Ending Balance at Dec. 31, 2008	(37,028)	306	400,306	(433,688)	0	(3,952)
Ending Balance, shares at Dec. 31, 2008		30,630,810				289,732
Net loss	(16,821)			(16,821)
Cumulative effect of change in accounting principle - implementation of ASC 815-40-15-5 restated	14,260		(12,215)	26,475
Equity proceeds from issuance of common stock, net of share issuance expenses	2,775	118	2,657
Equity proceeds from issuance of common stock, net of share issuance expenses, shares		11,729,323
Stock based compensation expense for employees	1,532		1,532
Stock based compensation expense for directors	55		55
Ending Balance at Dec. 31, 2009	(35,227)	424	392,335	(424,034)	0	(3,952)
Ending Balance, shares at Dec. 31, 2009		42,360,133				289,732
Net loss	(56,909)			(56,909)
Issuance of common stock to directors	10		10
Issuance of common stock to directors, shares		13,674
Reclassification of derivative liability due to exercise of warrants	7,053		7,053
Exercise of warrants		28	(28)
Exercise of warrants, shares		2,809,971
Equity proceeds from issuance of common stock, net of share issuance expenses	1,754	70	1,684
Equity proceeds from issuance of common stock, net of share issuance expenses, shares		6,995,056
Stock based compensation expense for employees	723		723
Stock based compensation expense for directors	76		76
Ending Balance at Dec. 31, 2010	$ (82,520)	$ 522	$ 401,853	$ (480,943)	$ 0	$ (3,952)
Ending Balance, shares at Dec. 31, 2010		52,178,834				289,732